EVENTS OCCURRING AFTER THE REPORTING PERIOD (Details)6 - USD ($)	Feb. 14, 2020	Dec. 31, 2019	Jun. 30, 2019
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Bonds issued		$ 8,319,842	$ 8,416,768
Bonds offering
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Bonds issued	$ 7,600,000